JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

November 9, 2023

U.S. Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 111 to the Trust’s Registration Statement under the Securities Act and Amendment No. 113 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add two new portfolio series to the Trust, the Tapp Finance SPY Daily Growth & Income ETF and the Tapp Finance QQQ Daily Growth & Income ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours, /s/ John H. Lively On behalf of Practus, LLP